TAX STATUS (Details) - Donegal Mutual Insurance Company 401(k) Plan [Member]	12 Months Ended
Dec. 31, 2025
TAX STATUS [Abstract]
Tax determination letter, ruled	true
Tax determination letter, date	Jun. 30, 2020
Tax determination letter, status	Qualified Plan [Member]